Condensed Interim Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenues	$ 185	$ 366
Cost of revenues	(90)	(145)
Gross profit	95	221
Research and development expenses, net	4,769	4,509
General and administrative expenses	1,673	1,339
Operating loss	6,347	5,627
Financial income	(84)	(290)
Interest expense	20	15
Financial (income), net	(64)	(275)
Net loss and comprehensive loss	$ 6,283	$ 5,352
Loss per share (see note 3)
Basic and diluted	$ 0.12	$ 0.15
Weighted average shares outstanding
Basic and diluted	52,113,675	36,103,500